ACCRUED AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED AND OTHER LIABILITIES
ACCRUED AND OTHER LIABILITIES

13. ACCRUED AND OTHER LIABILITIES

Accrued and other liabilities consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB

Business tax, VAT and others	31,719	28,789
Payable balance with indemnity by Xihua Group (Note 7(i))	49,800	49,800
Payable to Zhenjiang Foreign Language School (Note 7(ii))	36,770	36,770
Accrued payroll and welfare	27,982	19,660
Payable to Jinghan Taihe (Note i & Note 23)	25,441	25,441
Payable for purchase of equipment and services	9,995	7,872
Receipt in advance	4,535	3,556
Amounts due to students	9,198	13,632
Lawsuit penalty payable	2,731	—
Payable to K-9 buyer (Note ii)	—	21,301
Loan from third party	—	5,738
Consideration payable (Note iii)	7,067	—
Others	4,352	3,840
Total	209,590	216,399

(Note i) Due to the termination of operation of Jinghan Tutoring Centers in 2020, the Group reclassified deferred revenue of those tutoring centers to other liabilities in RMB 25,441 as of December 31, 2020 and 2021. The Group is negotiating with Jinghan Taihe on settlement of the outstanding receivables and payables as of the date of this report. Refer to Note 11 (ii)-Other Non-Current Assets, Net.

(Note ii) During the year ended December 31, 2021, to comply with the 2021 Implementing Rules, the Group planned to sell its business providing compulsory education services at its three K-12 schools. The Group has found a third party buyer and signed a definitive sales agreement, which is currently under registration process and expected to be completed within one year from December 31,2021. As the transaction was not closed as of December 31, 2021, and such business did not meet the definition of a “component” under US GAAP to be presented as a discontinued operation, the Group recorded the assets and liabilities of the K-9 business as “Held for Sale” in accordance with ASC 360, and recorded the K-9 business operating results from September 1, 2021 to December 31, 2021 as payable to K-9 buyer in RMB 21,301. Refer to Note 25-Assets and Liabilities Classified as Held for Sale for further details.

(Note iii) On March 6, 2020, Ambow NSAD Inc. acquired 100% of the outstanding membership interest of NewSchool. As part of the acquisition, a cash consideration was payable to the seller on or before December 31, 2021. Refer to Note 23-Acquisition for further background information. On October 4, 2021, the Group reached an agreement with the seller to settle the subsidy receivable due from the seller, current and non-current, with the consideration payable due to the seller. As of December 31, 2021, the net subsidy receivable has been fully collected.